UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-05871

                     CENTENNIAL CALIFORNIA TAX EXEMPT TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JUNE 30

                      Date of reporting period: 06/30/2007

ITEM 1.  REPORTS TO STOCKHOLDERS.


FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Trust, you incur ongoing costs, including management fees; service fees and other Trust expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                   5 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               BEGINNING    ENDING       EXPENSES
                               ACCOUNT      ACCOUNT      PAID DURING
                               VALUE        VALUE        6 MONTHS ENDED
                               (1/1/07)     (6/30/07)    JUNE 30, 2007
------------------------------------------------------------------------
Actual                         $ 1,000.00   $ 1,014.40   $ 3.90
------------------------------------------------------------------------
Hypothetical                     1,000.00     1,020.93     3.92

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Trust's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended June 30, 2007 is as follows:

EXPENSE RATIO
-------------
    0.78%

The expense ratio reflects reduction to custodian fees. The "Financial Highlights" tables in the Trust's financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                   6 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  June 30, 2007
--------------------------------------------------------------------------------

                                                                                PRINCIPAL           VALUE
                                                                                   AMOUNT      SEE NOTE 1
----------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--99.4%
----------------------------------------------------------------------------------------------------------
CALIFORNIA--94.3%
Alameda, CA Transportation Corridor Agency RB, MSTFC
Series 2006-1514, 3.77% 1,2                                                   $   420,000   $     420,000
----------------------------------------------------------------------------------------------------------
CA Dept. of Water Resources RB, Central Valley Project,
Goldman Sachs Trust Series 2007-27G, 3.75% 1,2                                  3,000,000       3,000,000
----------------------------------------------------------------------------------------------------------
CA EDFAU IDV RB, Applied Aerospace Structure Corp.,
Series 1998, 3.77% 2                                                              100,000         100,000
----------------------------------------------------------------------------------------------------------
CA Golden State Tobacco Securitization Corp. RB, Reset Option
Certificates II-R Trust, Series 841CE, 3.74% 1,2                                4,700,000       4,700,000
----------------------------------------------------------------------------------------------------------
CA Golden State Tobacco Securitization Corp. RRB, Municipal
Securities Trust Certificates, Series 7046, Cl. A, 3.79% 1,2                    4,000,000       4,000,000
----------------------------------------------------------------------------------------------------------
CA GOUN, P-Floats, Series PT-3850, 3.79% 2                                      2,000,000       2,000,000
----------------------------------------------------------------------------------------------------------
CA GOUN, P-Floats, Series PT-4031, 3.77% 1,2                                    6,500,000       6,500,000
----------------------------------------------------------------------------------------------------------
CA GOUN, P-Floats, Series PZP-010, 3.80% 1,2                                    2,820,000       2,820,000
----------------------------------------------------------------------------------------------------------
CA GOUN, Series 2003 B-1, 3.70% 2                                              12,000,000      12,000,000
----------------------------------------------------------------------------------------------------------
CA HFA RB, Series F, 3.92% 2                                                      700,000         700,000
----------------------------------------------------------------------------------------------------------
CA I&E Development Bank RB, Starter & Alternator Project,
Series 1999, 3.83% 2                                                            3,900,000       3,900,000
----------------------------------------------------------------------------------------------------------
CA Imperial Irrigation District RB, Electrical & WS Projects,
Series A, 3.68%, 10/11/07                                                       5,000,000       5,000,000
----------------------------------------------------------------------------------------------------------
CA PCFAU RRB, Pacific Gas & Electric Co., Series F, 3.84% 2                       400,000         400,000
----------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, CR&R, Inc. Project, Series A, 3.81% 2                          2,000,000       2,000,000
----------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Garden City Sanitation, Series A, 3.83% 2                      2,615,000       2,615,000
----------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Greenwaste Recovery, Inc. Project, Series 2007A, 3.83% 2       3,305,000       3,305,000
----------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Greenwaste Recovery, Inc. Project, Series A, 3.83% 2           2,880,000       2,880,000
----------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Marin San Services Project, Series A, 3.83% 2                  1,400,000       1,400,000
----------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Penas Disposal, Inc. Project, Series A, 3.83% 2                1,345,000       1,345,000
----------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Sunset Waste Paper, Inc. Project, 3.83% 2                      2,960,000       2,960,000
----------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Valley Vista Services, Inc., Series A, 3.83% 2                 2,000,000       2,000,000
----------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Vanderham/J&D Wilson Dairy Project, Series 2004, 3.88% 2       2,500,000       2,500,000
----------------------------------------------------------------------------------------------------------
CA RB, MSTFC Series 2006-1544P, 3.76% 1,2                                       3,500,000       3,500,000
----------------------------------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-002, 3.80% 1,2                                      4,000,000       4,000,000
----------------------------------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-005, 3.83% 1,2                                      2,000,000       2,000,000
----------------------------------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-009, 3.80% 1,2                                      1,400,000       1,400,000
----------------------------------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-014, 3.80% 1,2                                        755,000         755,000
----------------------------------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-014, 3.80% 1,2                                        740,000         740,000
----------------------------------------------------------------------------------------------------------
CA REF GOUN, Kindergarten University, Series 2004B-6, 3.68% 2                   2,000,000       2,000,000
----------------------------------------------------------------------------------------------------------
CA REF GOUN, P-Floats, Series PT-4027, 3.77% 1,2                                2,500,000       2,500,000
----------------------------------------------------------------------------------------------------------
CA REF GOUN, Series 2005 B-5, 3.68% 2                                           2,885,000       2,885,000
----------------------------------------------------------------------------------------------------------
CA SCDAU RB, P-Floats, Series PT-3708, 3.82% 1,2                                1,000,000       1,000,000


                   7 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                PRINCIPAL           VALUE
                                                                                   AMOUNT      SEE NOTE 1
----------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
CA Statewide FAU TS RB, P-Floats, Series PA-1287, 3.78% 1,2                   $ 3,150,000   $   3,150,000
----------------------------------------------------------------------------------------------------------
Chabot-Las Positas, CA GOUN, Community College District,
Goldman Sachs Trust Series 2006-87Z, 3.78% 1,2                                  2,545,000       2,545,000
----------------------------------------------------------------------------------------------------------
Clovis, CA USD GOB, P-Floats, Series PZ-42, 3.80% 1,2                             515,000         515,000
----------------------------------------------------------------------------------------------------------
Los Angeles Cnty., CA MTAU RB, Series A, 3.72%, 7/13/07                         3,000,000       3,000,000
----------------------------------------------------------------------------------------------------------
Los Angeles, CA MH RB, Windward, P-Floats, Series PT-3700, 3.82% 1,2            4,000,000       4,000,000
----------------------------------------------------------------------------------------------------------
Los Angeles, CA Municipal Improvement Corp. RB, Series A-1&2, 3.62%, 8/1/07     1,200,000       1,200,000
----------------------------------------------------------------------------------------------------------
Los Angeles, CA Municipal Improvement Corp. RB, Series A-1&2, 3.65%, 8/8/07     1,500,000       1,500,000
----------------------------------------------------------------------------------------------------------
Los Angeles, CA Municipal Improvement Corp. RB, Series A-1&2, 3.74%, 8/8/07     2,000,000       2,000,000
----------------------------------------------------------------------------------------------------------
Mt. Diablo, CA USD GOB, AAMC Series 2004-36, 3.75% 1,2                          4,590,000       4,590,000
----------------------------------------------------------------------------------------------------------
Pasadena, CA COP, Conference Center, PTTR, Series 1464, 3.78% 1,2               1,485,000       1,485,000
----------------------------------------------------------------------------------------------------------
Riverside Cnty., CA Transportation Commission RB, Series A, 3.52%, 7/9/07       1,000,000       1,000,000
----------------------------------------------------------------------------------------------------------
Riverside Cnty., CA Transportation Commission RB, Series A, 3.70%, 8/22/07      4,000,000       4,000,000
----------------------------------------------------------------------------------------------------------
Riverside Cnty., CA Transportation Commission RB, Series B, 3.62%, 9/5/07       1,000,000       1,000,000
----------------------------------------------------------------------------------------------------------
Riverside Cnty., CA Transportation Commission RB, Series B, 3.75%, 11/7/07        500,000         500,000
----------------------------------------------------------------------------------------------------------
San Diego Cnty., CA COP, Friends of Chabad Lubavitch Project, 3.72% 2             400,000         400,000
----------------------------------------------------------------------------------------------------------
San Francisco, CA City & Cnty. PUC Clean Water RRB, MERLOTS
Series 2003 B20, 3.77% 1,2                                                      6,970,000       6,970,000
----------------------------------------------------------------------------------------------------------
San Francisco, CA City & Cnty. PUC RB, Wastewater, 3.65%, 8/9/07                1,000,000       1,000,000
----------------------------------------------------------------------------------------------------------
San Francisco, CA City & Cnty. PUC RB, Wastewater, 3.68%, 10/19/07              2,500,000       2,500,000
----------------------------------------------------------------------------------------------------------
San Joaquin Delta Community College District, CA GOUN,
Municipal Securities Trust Certificates, Series 3020, Cl. A, 3.79% 1,2         10,925,000      10,925,000
----------------------------------------------------------------------------------------------------------
San Joaquin, CA Transportation Authority RB, 3.70%, 2/14/08                     2,500,000       2,500,000
----------------------------------------------------------------------------------------------------------
San Mateo Cnty., CA Community College District GOUN,
Goldman Sachs Trust Series 2007-30Z, 3.76% 1,2                                  1,000,000       1,000,000
----------------------------------------------------------------------------------------------------------
San Mateo Cnty., CA Community College District GOUN,
Goldman Sachs Trust Series 2007-5Z, 3.76% 1,2                                   2,405,000       2,405,000
----------------------------------------------------------------------------------------------------------
Santa Rosa, CA Wastewater RB, P-Floats, Series PZ-43, 3.77% 1,2                 4,880,000       4,880,000
----------------------------------------------------------------------------------------------------------
South Bay, CA Regional Public Communications Authority RB,
Manhattan Beach Project, Series C, 3.73% 2                                      1,030,000       1,030,000
----------------------------------------------------------------------------------------------------------
Turlock, CA Irrigation District RB, Series A, 3.67%, 9/13/07                    1,000,000       1,000,000
----------------------------------------------------------------------------------------------------------
Vallejo, CA Water RB, Series A, 3.71% 2                                         3,410,000       3,410,000
----------------------------------------------------------------------------------------------------------
Ventura Cnty., CA PFAU Lease RB, 3.53%, 7/9/07                                  2,300,000       2,300,000
----------------------------------------------------------------------------------------------------------
Victorville, CA Joint Powers FAU Lease RRB, CoGeneration Facilities,
Series 2007A, 3.72% 2                                                          11,000,000      11,000,000
                                                                                            --------------
                                                                                              169,130,000

----------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--5.1%
PR CMWLTH Aqueduct & Sewer Authority RB, Reset Option
Certificates II-R, Series 10001CE, 3.79% 2                                      3,500,000       3,500,000


                   8 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

                                                                                PRINCIPAL           VALUE
                                                                                   AMOUNT      SEE NOTE 1
----------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
PR CMWLTH Infrastructure FAU RB, MSTFC
Series 2006-1534, 3.77% 1,2                                                   $ 1,000,000   $   1,000,000
----------------------------------------------------------------------------------------------------------
PR CMWLTH Infrastructure FAU RB, Tender Option Trust Certificates,
Series 2005 Z-6, 3.79% 1,2                                                      2,905,000       2,905,000
----------------------------------------------------------------------------------------------------------
PR CMWLTH Municipal Finance Agency RB, Series A, 4%, 8/1/07                       500,000         500,247
----------------------------------------------------------------------------------------------------------
PR CMWLTH Public Buildings Education HFAU RRB, Series M, 5.50%, 7/1/07          1,200,000       1,200,000
                                                                                            --------------
                                                                                                9,105,247

----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $178,235,247)                                      99.4%    178,235,247
----------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                       0.6       1,149,498
                                                                              ----------------------------

NET ASSETS                                                                          100.0%  $ 179,384,745
                                                                              ============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

To simplify the listings of securities, abbreviations are used per the table below:

AAMC       ABN AMRO Munitops Certificates
CMWLTH     Commonwealth
COP        Certificates of Participation
EDFAU      Economic Development Finance Authority
FAU        Finance Authority
GOB        General Obligation Bonds
GOUN       General Obligation Unlimited Nts.
HFA        Housing Finance Agency/Authority
HFAU       Health Facilities Authority
I&E        Infrastructure and Economic
IDV        Industrial Development
MERLOTS    Municipal Exempt Receipts Liquidity Option Tender
MH         Multifamily Housing
MSTFC      Morgan Stanley & Co., Inc. Trust Floater Certificates
MTAU       Metropolitan Transportation Authority
P-Floats   Puttable Floating Option Tax Exempt Receipts
PCFAU      Pollution Control Finance Authority
PFAU       Public Finance Authority
PTTR       Puttable Tax Exempt Receipts
PUC        Public Utilities Commission
RB         Revenue Bonds
REF        Refunding
RRB        Revenue Refunding Bonds
SCDAU      Statewide Communities Development Authority
SWD        Solid Waste Disposal
TS         Tobacco Settlement
USD        Unified School District
WS         Water System

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $83,705,000 or 46.66% of the Trust's net assets as of June 30, 2007.

2. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30, 2007. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   9 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2007
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------
Investments, at value (cost $178,235,247)--see accompanying statement of investments   $ 178,235,247
-----------------------------------------------------------------------------------------------------
Cash                                                                                         134,685
-----------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                   1,286,941
Investments sold                                                                              42,305
Other                                                                                         13,642
                                                                                       --------------
Total assets                                                                             179,712,820
                                                                                       ==============

-----------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------
Payables and other liabilities:
Dividends                                                                                    188,839
Distribution and service plan fees                                                            89,864
Legal, auditing and other professional fees                                                   19,199
Shareholder communications                                                                    12,095
Transfer and shareholder servicing agent fees                                                  3,467
Trustees' compensation                                                                         3,258
Other                                                                                         11,353
                                                                                       --------------
Total liabilities                                                                            328,075

-----------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $ 179,384,745
                                                                                       ==============

-----------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------
Paid-in capital                                                                        $ 179,338,839
-----------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                  45,906
                                                                                       --------------
NET ASSETS--applicable to 179,320,116 shares of beneficial interest outstanding        $ 179,384,745
                                                                                       ==============

-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE               $        1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   10 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF OPERATIONS  For the Year Ended June 30, 2007
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------
Interest                                                                               $   6,882,353

-----------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------
Management fees                                                                              952,147
-----------------------------------------------------------------------------------------------------
Service plan fees                                                                            380,570
-----------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                 48,672
-----------------------------------------------------------------------------------------------------
Shareholder communications                                                                    26,019
-----------------------------------------------------------------------------------------------------
Trustees' compensation                                                                         7,449
-----------------------------------------------------------------------------------------------------
Administration service fees                                                                    1,500
-----------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                    1,077
-----------------------------------------------------------------------------------------------------
Other                                                                                         53,359
                                                                                       --------------
Total expenses                                                                             1,470,793
Less reduction to custodian expenses                                                            (267)
                                                                                       --------------
Net expenses                                                                               1,470,526

-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                      5,411,827

-----------------------------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                                              75,428

-----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $   5,487,255
                                                                                       ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   11 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                                       2007           2006
----------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------
Net investment income                                             $  5,411,827   $  4,159,759
----------------------------------------------------------------------------------------------
Net realized gain                                                       75,428         42,239
                                                                  ----------------------------
Net increase in net assets resulting from operations                 5,487,255      4,201,998

----------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------
Dividends from net investment income                                (5,411,827)    (4,159,759)
----------------------------------------------------------------------------------------------
Distributions from net realized gain                                   (63,507)            --

----------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions                                    (2,691,893)    16,160,365

----------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------
Total increase (decrease)                                           (2,679,972)    16,202,604
----------------------------------------------------------------------------------------------
Beginning of period                                                182,064,717    165,862,113
                                                                  ----------------------------
End of period                                                     $179,384,745   $182,064,717
                                                                  ============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   12 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                        2007         2006         2005         2004           2003
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $   1.00     $   1.00     $   1.00     $   1.00       $   1.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain                     .03 1        .02 1        .01 1         -- 2          .01
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.03)        (.02)        (.01)          -- 2         (.01)
Distributions from net realized gain                         -- 2         --           --           --             --
                                                       -------------------------------------------------------------------
Total dividends and/or distributions to shareholders       (.03)        (.02)        (.01)          -- 2         (.01)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $   1.00     $   1.00     $   1.00     $   1.00       $   1.00
                                                       ===================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                             2.91%        2.27%        1.13%        0.21%          0.52%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $179,385     $182,065     $165,862     $139,892       $152,856
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $190,423     $184,956     $148,312     $149,559       $156,348
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                      2.84%        2.25%        1.11%        0.21%          0.52%
Total expenses                                             0.77% 5      0.76% 6      0.77% 5      0.78% 5,6      0.76% 5,6

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on trust distributions or the redemption of trust shares.

4. Annualized for periods less than one full year.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary reimbursement of expenses less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   13 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Centennial California Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current interest income exempt from federal and California personal income taxes for individual investors as is consistent with the preservation of capital. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a wholly owned subsidiary of OppenheimerFunds, Inc.
(OFI).

      The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. As permitted under Rule 2a-7 of the Investment Company Act of 1940, portfolio securities are valued on the basis of amortized cost, which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Trust's Board of Trustees.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Trust must satisfy under the income tax regulations, losses the Trust may be able to offset against income and gains realized in future years for federal income tax purposes.

            UNDISTRIBUTED NET UNDISTRIBUTED ACCUMULATED LOSS INVESTMENT INCOME LONG-TERM GAINS CARRYFORWARD 1,2
            ------------------------------------------------------
            $231,845                   $ 22,578               $ --

1. During the fiscal year ended June 30, 2007, the Trust did not utilize any capital loss carryforward.

2. During the fiscal year ended June 30, 2006, the Trust utilized $8,254 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.


                  14 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

The tax character of distributions paid during the years ended June 30, 2007 and June 30, 2006 was as follows:

                                           YEAR ENDED      YEAR ENDED
                                        JUNE 30, 2007   JUNE 30, 2006
            ---------------------------------------------------------
            Distributions paid from:
            Exempt-interest dividends     $ 5,411,827     $ 4,159,759
            Ordinary income                    15,396              --
            Long-term capital gain             48,111              --
                                          ---------------------------
            Total                         $ 5,475,334     $ 4,159,759
                                          ===========================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Trust on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Trust pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Trust, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Trust during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.


                  15 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INDEMNIFICATIONS. The Trust's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                YEAR ENDED JUNE 30, 2007       YEAR ENDED JUNE 30, 2006
                                  SHARES          AMOUNT         SHARES          AMOUNT
---------------------------------------------------------------------------------------
Sold                         592,354,857   $ 592,354,857    567,108,511   $ 567,108,511
Dividends and/or
distributions reinvested       5,298,759       5,298,759      4,048,435       4,048,435
Redeemed                    (600,345,509)   (600,345,509)  (554,996,581)   (554,996,581)
                            ------------------------------------------------------------
Net increase (decrease)       (2,691,893)  $  (2,691,893)    16,160,365   $  16,160,365
                            ============================================================

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of average net assets as shown in the following table:

                      FEE SCHEDULE
                      ---------------------------------
                      Up to $250 million         0.500%
                      Next $250 million          0.475
                      Next $250 million          0.450
                      Next $250 million          0.425
                      Over $1 billion            0.400

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a per account fee. For the year ended June 30, 2007, the Trust paid $48,772 to SSI for services to the Trust.


                  16 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

--------------------------------------------------------------------------------
SERVICE PLAN (12b-1) FEES. The Trust has adopted a Service Plan (the "Plan"). It reimburses Centennial Asset Management Corporation (the "Distributor"), for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made periodically depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily undertaken to assume certain expenses of the Trust in any fiscal year that exceed 0.80% of the Trust's average annual net assets. Effective July 7, 2003, the Manager has voluntarily undertaken to waive receipt of its management fees to the extent necessary so that the Trust may seek to maintain a positive yield. The Manager reserves the right to amend or terminate either voluntary expense assumption at any time.

      SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Trust's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Trust's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of June 30, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Trust's financial statements. The Manager will continue to monitor the Trust's tax positions prospectively for potential future impacts.

      In September 2006, ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                  17 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF CENTENNIAL CALIFORNIA TAX EXEMPT
TRUST: We have audited the accompanying statement of assets and liabilities of Centennial California Tax Exempt Trust (the "Trust"), including the statement of investments, as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trust as of June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
August 8, 2007


                  18 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2008, if applicable, shareholders of record will receive information regarding all taxable dividends and distributions paid to them by the Trust during calendar year 2007. Regulations of the U.S. Treasury Department require the Trust to report this information to the Internal Revenue Service.

      Capital gain distributions of $0.0003 per share were paid to shareholders on December 15, 2006. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended June 30, 2007, $27,687 or 100% of the short-term capital gain distribution paid by the Trust qualifies as a short-term capital gain dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Trust to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                  19 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Trust votes proxies relating to securities ("portfolio proxies") held by the Trust. A description of the Trust's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, (ii) on the Trust's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Trust is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Trust's voting record is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Trust files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Trust's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  20 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER
NAME, POSITION(S) HELD WITH     TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER OF PORTFOLIOS IN
TRUST, LENGTH OF SERVICE, AGE   THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                     THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S.
TRUSTEES                        TUCSON WAY, CENTENNIAL, COLORADO 80112-3924. EACH TRUSTEE
                                SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,           President, Colorado Christian University (since 2006);
Chairman of the Board of        Chairman, Cherry Creek Mortgage Company (since 1991),
Trustees (since 2003), Trustee  Chairman, Centennial State Mortgage Company (since 1994),
(since 2000)                    Chairman, The El Paso Mortgage Company (since 1993);
Age: 70                         Chairman, Ambassador Media Corporation (since 1984);
                                Chairman, Broadway Ventures (since 1984); Director of
                                Helmerich & Payne, Inc. (oil and gas drilling/production
                                company) (since 1992), Campus Crusade for Christ
                                (non-profit) (since 1991); Former Director, The Lynde and
                                Harry Bradley Foundation, Inc. (non-profit organization)
                                (2002-2006); former Chairman of: Transland Financial
                                Services, Inc. (private mortgage banking company)
                                (1997-2003), Great Frontier Insurance (1995-2000),
                                Frontier Real Estate, Inc. (residential real estate
                                brokerage) (1994-2000) and Frontier Title (title insurance agency) (1995-2000); former Director of the following:
                                UNUMProvident (insurance company) (1991-2004), Storage
                                Technology Corporation (computer equipment company)
                                (1991-2003) and International Family Entertainment
                                (television channel) (1992-1997); U.S. Senator (January
                                1979-January 1991). Oversees 37 portfolios in the
                                OppenheimerFunds complex.

GEORGE C. BOWEN,                Assistant Secretary and Director of Centennial Asset
Trustee (since 1998)            Management Corporation (December 1991-April 1999);
Age: 70                         President, Treasurer and Director of Centennial Capital
                                Corporation (June 1989-April 1999); Chief Executive
                                Officer and Director of MultiSource Services, Inc. (March
                                1996-April 1999); Mr. Bowen held several positions with
                                the Manager and with subsidiary or affiliated companies of the Manager (September 1987-April 1999). Oversees 37
                                portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,              Member of The Life Guard of Mount Vernon (George
Trustee (since 2000)            Washington historical site) (June 2000-May 2006); Partner
Age: 68                         at PricewaterhouseCoopers LLP (accounting firm) (July
                                1974-June 1999); Chairman of Price Waterhouse LLP Global
                                Investment Management Industry Services Group (accounting
                                firm) (July 1994-June 1998). Oversees 37 portfolios in the
                                OppenheimerFunds complex.

JON S. FOSSEL,                  Director of UNUMProvident (insurance company) (since June
Trustee (since 1990)            2002); Director of Northwestern Energy Corp. (public
Age: 65                         utility corporation) (since November 2004); Director of
                                P.R. Pharmaceuticals (October 1999-October 2003); Director
                                of Rocky Mountain Elk Foundation (non-profit organization)
                                (February 1998-February 2003 and since February 2005);
                                Chairman and Director (until October 1996) and President
                                and Chief Executive Officer (until October 1995) of
                                OppenheimerFunds, Inc.; President, Chief Executive Officer
                                and Director of the following: Oppenheimer Acquisition
                                Corp. ("OAC") (parent holding company of OppenheimerFunds,
                                Inc.), Shareholders Services, Inc. and Shareholder
                                Financial Services, Inc. (until October 1995). Oversees 37 portfolios in the OppenheimerFunds complex

SAM FREEDMAN,                   Director of Colorado UpLift (charitable organization)
Trustee (since 1996)            (since September 1984). Mr. Freedman held several
Age: 66                         positions with OppenheimerFunds, Inc. and with sub-
                                sidiary or affiliated companies of OppenheimerFunds, Inc.
                                (until October 1994). Oversees 37 portfolios in the
                                OppenheimerFunds complex.


                       21 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BEVERLY L. HAMILTON,            Trustee of Monterey Institute for International Studies
Trustee (since 2002)            (educational organization) (since February 2000); Board
Age: 60                         Member of Middlebury College (educational organization)
                                (since December 2005); Director of The California
                                Endowment (philanthropic organization) (since April 2002);
                                Director (February 2002-2005) and Chairman of Trustees
                                (since 2006) of the Community Hospital of Monterey
                                Peninsula; Director (October 1991-2005) and Vice Chairman
                                (since 2006) of American Funds' Emerging Markets Growth
                                Fund, Inc. (mutual fund); President of ARCO Investment
                                Management Company (February 1991-April 2000); Member of
                                the investment committees of The Rockefeller Foundation
                                (since 2001) and The University of Michigan (since 2000);
                                Advisor at Credit Suisse First Boston's Sprout venture
                                capital unit (venture capital fund) (1994-January 2005);
                                Trustee of MassMutual Institutional Funds (investment
                                company) (1996-June 2004); Trustee of MML Series
                                Investment Fund (investment company) (April 1989-June
                                2004); Member of the investment committee of Hartford
                                Hospital (2000-2003); and Advisor to Unilever (Holland)
                                pension fund (2000-2003). Oversees 37 portfolios in the
                                OppenheimerFunds complex.

ROBERT J. MALONE,               Director of Jones Knowledge, Inc. (since 2006); Director
Trustee (since 2002)            of Jones International University (educational
Age: 62                         organization) (since August 2005); Chairman, Chief
                                Executive Officer and Director of Steele Street State Bank
                                (commercial banking) (since August 2003); Director of
                                Colorado UpLift (charitable organization) (since 1986);
                                Trustee of the Gallagher Family Foundation (non-profit
                                organization) (since 2000); Former Chairman of U.S.
                                Bank-Colorado (subsidiary of U.S. Bancorp and formerly
                                Colorado National Bank) (July 1996-April 1999); Director
                                of Commercial Assets, Inc. (real estate investment trust)
                                (1993-2000); Director of Jones Knowledge, Inc. (2001-July
                                2004); and Director of U.S. Exploration, Inc. (oil and gas
                                exploration) (1997-February 2004). Oversees 37 portfolios
                                in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,       Trustee of MassMutual Select Funds (formerly MassMutual
Trustee (since 2000)            Institutional Funds) (investment company) (since 1996) and
Age: 65                         MML Series Investment Fund (investment company) (since
                                1996); Trustee of Worchester Polytech Institute (since
                                1985); Chairman (since 1994) of the Investment Committee
                                of the Worcester Polytech Institute (private university);
                                President and Treasurer of the SIS Funds (private
                                charitable fund) (since January 1999); Chairman of SIS &
                                Family Bank, F.S.B. (formerly SIS Bank) (commercial bank)
                                (January 1999-July 1999); and Executive Vice President of
                                Peoples Heritage Financial Group, Inc. (commercial bank)
                                (January 1999-July 1999). Oversees 39 portfolios in the
                                OppenheimerFunds complex.

------------------------------------------------------------------------------------------
INTERESTED TRUSTEE              THE ADDRESS OF MR. GRABISH IS 6803 S. TUCSON WAY,
                                CENTENNIAL, COLORADO 80112-3924. MR. GRABISH SERVES FOR AN
                                INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT,
                                DEATH OR REMOVAL. MR. GRABISH IS AN INTERESTED TRUSTEE
                                BECAUSE OF HIS AFFILIATION WITH A.G. EDWARDS & SONS, INC.,
                                A BROKER/DEALER THAT SELLS SHARES OF THE TRUST.

RICHARD F. GRABISH,             Senior Vice President and Assistant Director of Sales and
Trustee (since 2001)            Marketing (since March 1997), Director (since March 1987)
Age: 58                         and Manager of Private Client Services (June 1985-June
                                2005) of A.G. Edwards & Sons, Inc. (broker/dealer and
                                investment firm); Chairman and Chief Executive Officer of
                                A.G. Edwards Trust Company, FSB (since March 2001);
                                President and Vice Chairman of A.G. Edwards Trust Company,
                                FSB (investment adviser) (April 1987-March 2001);
                                President of A.G. Edwards Trust Company, FSB (investment
                                adviser) (since June 2005). Oversees 5 portfolios in the
                                OppenheimerFunds complex.


                       22 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

------------------------------------------------------------------------------------------
INTERESTED TRUSTEE AND          THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER,
OFFICER                         225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NEW YORK
                                10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN
                                INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT,
                                DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE TERM,
                                OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL.
                                MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS
                                WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                 Chairman, Chief Executive Officer and Director of
Trustee, President and          OppenheimerFunds, Inc. (since June 2001) and President of
Principal Executive Officer     OppenheimerFunds, Inc. (September 2000-March 2007);
(since 2001)                    President and director or trustee of other Oppenheimer
Age: 58                         funds; President and Director of OAC and of Oppenheimer
                                Partnership Holdings, Inc. (holding company subsidiary of
                                OppenheimerFunds, Inc.) (since July 2001); Director of
                                OppenheimerFunds Distributor, Inc. (subsidiary of
                                OppenheimerFunds, Inc.) (since November 2001); Chairman
                                and Director of Shareholder Services, Inc. and of
                                Shareholder Financial Services, Inc. (transfer agent
                                subsidiaries of OppenheimerFunds, Inc.) (since July 2001);
                                President and Director of OppenheimerFunds Legacy Program
                                (charitable trust program established by OppenheimerFunds,
                                Inc.) (since July 2001); Director of the following
                                investment advisory subsidiaries of OppenheimerFunds,
                                Inc.: the Manager, OFI Institutional Asset Management,
                                Inc., Trinity Investment Management Corporation and
                                Tremont Capital Management, Inc. (since November 2001),
                                HarbourView Asset Management Corporation and OFI Private
                                Investments, Inc. (since July 2001); President (since
                                November 2001) and Director (since July 2001) of
                                Oppenheimer Real Asset Management, Inc.; Executive Vice
                                President of Massachusetts Mutual Life Insurance Company
                                (OAC's parent company) (since February 1997); Director of
                                DLB Acquisition Corporation (holding company parent of
                                Babson Capital Management LLC) (since June 1995); Member
                                of the Investment Company Institute's Board of Governors
                                (since October 3, 2003); Chief Operating Officer of
                                OppenheimerFunds, Inc. (September 2000-June 2001);
                                President and Trustee of MML Series Investment Fund and
                                MassMutual Select Funds (open-end investment companies)
                                (November 1999-November 2001); Director of C.M. Life
                                Insurance Company (September 1999-August 2000); President,
                                Chief Executive Officer and Director of MML Bay State Life
                                Insurance Company (September 1999-August 2000); Director
                                of Emerald Isle Bancorp and Hibernia Savings Bank
                                (wholly-owned subsidiary of Emerald Isle Bancorp) (June
                                1989-June 1998). Oversees 102 portfolios in the
                                OppenheimerFunds complex.

------------------------------------------------------------------------------------------
OTHER OFFICERS OF THE           THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS
TRUST                           FOLLOWS: FOR MESSRS. ZACK, GILLESPIE AND MS. BLOOMBERG,
                                TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK,
                                NEW YORK 10281-1008, FOR MESSRS. ULLYATT, VANDEHEY,
                                WIXTED, PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON
                                WAY, CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES
                                FOR AN INDEFINITE OR UNTIL HIS OR HER RESIGNATION,
                                RETIREMENT, DEATH OR REMOVAL.

CAMERON ULLYATT,                Vice President of the Manager and OppenheimerFunds, Inc.
Vice President and Portfolio    (since September 2006); Assistant Vice President of the
Manager (since 2006)            Manager and OppenheimerFunds, Inc. (December 2000-August
Age: 32                         2006); a Chartered Financial Analyst; analyst with the
                                Manager (January 1999-December 2000). A portfolio manager
                                of 3 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,               Senior Vice President and Chief Compliance Officer of
Vice President and Chief        OppenheimerFunds, Inc. (since March 2004); Chief
Compliance Officer              Compliance Officer of the Manager, OppenheimerFunds
(since 2004)                    Distributor, Inc., and Shareholder Services, Inc. (since
Age: 56                         March 2004); Vice President of the Manager,
                                OppenheimerFunds Distributor, Inc., and Shareholder
                                Services, Inc. (June 1983-February 2004); Vice President
                                and Director of Internal Audit of OppenheimerFunds, Inc.
                                (1997-February 2004). An officer of 102 portfolios in the
                                Oppenheimer funds complex.


                       23 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                Senior Vice President and Treasurer of OppenheimerFunds,
Treasurer and Principal         Inc. (since March 1999); Treasurer of the following:
Financial & Accounting          Shareholder Services, Inc., HarbourView Asset Management
Officer (since 1999)            Corporation, Shareholder Financial Services, Inc.,
Age: 47                         Oppenheimer Real Asset Management, Inc., and Oppenheimer
                                Partnership Holdings, Inc. (since March 1999), OFI Private
                                Investments, Inc. (since March 2000), OppenheimerFunds
                                International Ltd. and OppenheimerFunds plc (since May
                                2000), OFI Institutional Asset Management, Inc. (since
                                November 2000), and OppenheimerFunds Legacy Program (since
                                June 2003); Treasurer and Chief Financial Officer of OFI
                                Trust Company (trust company subsidiary of
                                OppenheimerFunds, Inc.) (since May 2000); Assistant
                                Treasurer of OAC (since March 1999); and Assistant
                                Treasurer of the Manager and Distributor (March
                                1999-October 2003) and OppenheimerFunds Legacy Program
                                (April 2000-June 2003); Principal and Chief Operating
                                Officer of Bankers Trust Company-Mutual Fund Services
                                Division (March 1995-March 1999). An officer of 102
                                portfolios in the OppenheimerFunds complex.

                                Vice President of OppenheimerFunds, Inc. (since February
BRIAN S. PETERSEN,              2007); Assistant Vice President of OppenheimerFunds, Inc.
Assistant Treasurer             (August 2002-February 2007); Manager/Financial Product
(since 2004)                    Accounting of OppenheimerFunds, Inc. (November 1998-July
Age: 36                         2002). An officer of 102 portfolios in the
                                OppenheimerFunds complex.

BRIAN C. SZILAGYI,              Assistant Vice President of OppenheimerFunds, Inc. (since
Assistant Treasurer             July 2004); Director of Financial Reporting and Compliance
(since 2005)                    of First Data Corporation (April 2003-July 2004); Manager
Age: 37                         of Compliance of Berger Financial Group LLC (May
                                2001-March 2003); Director of Mutual Fund Operations at
                                American Data Services, Inc. (September 2000-May 2001). An
                                officer of 102 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                 Executive Vice President (since January 2004) and General
Vice President and Secretary    Counsel (since March 2002) of OppenheimerFunds, Inc.;
(since 2001)                    General Counsel of the Manager and Distributor (since
Age: 59                         December 2001); General Counsel and Director of
                                OppenheimerFunds Distributor, Inc. (since December 2001);
                                Senior Vice President, General Counsel and Director of the
                                Transfer Agent, Shareholder Financial Services, Inc., OFI
                                Private Investments, Inc. and OFI Trust Company (since
                                November 2001); Senior Vice President and General Counsel
                                of HarbourView Asset Management Corporation (since
                                December 2001); Secretary and General Counsel of OAC
                                (since November 2001); Assistant Secretary (since
                                September 1997) and Director (since November 2001) of
                                OppenheimerFunds International Ltd. and OppenheimerFunds
                                plc; Vice President and Director of Oppenheimer
                                Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November
                                2001); Vice President of OppenheimerFunds Legacy Program
                                (since June 2003); Senior Vice President and General
                                Counsel of OFI Institutional Asset Management, Inc. (since
                                November 2001); Director of OppenheimerFunds (Asia)
                                Limited (since December 2003); Senior Vice President (May
                                1985-December 2003), Acting General Counsel (November
                                2001-February 2002) and Associate General Counsel (May
                                1981-October 2001) of OppenheimerFunds, Inc.; Assistant
                                Secretary of the following: the Transfer Agent (May
                                1985-November 2001), Shareholder Financial Services, Inc.
                                (November 1989-November 2001), and OppenheimerFunds
                                International Ltd. (September 1997-November 2001). An
                                officer of 102 portfolios in the OppenheimerFunds complex.


                       24 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

LISA I. BLOOMBERG,              Vice President and Associate Counsel of OppenheimerFunds,
Assistant Secretary             Inc. (since May 2004); First Vice President (April
(since 2004)                    2001-April 2004), Associate General Counsel (December
Age: 39                         2000-April 2004), Corporate Vice President (May 1999-April
                                2001) and Assistant General Counsel (May 1999-December
                                2000) of UBS Financial Services Inc. (formerly,
                                PaineWebber Incorporated). An officer of 102 portfolios in the OppenheimerFunds complex.

KATHLEEN T. IVES,               Vice President (since June 1998) and Senior Counsel and
Assistant Secretary             Assistant Secretary (since October 2003) of
(since 2001)                    OppenheimerFunds, Inc.; Vice President (since 1999) and
Age: 41                         Assistant Secretary (since October 2003) of the
                                Distributor; Assistant Secretary of the Manager (since
                                October 2003); Vice President and Assistant Secretary of
                                Shareholder Services, Inc. (since 1999); Assistant
                                Secretary of OppenheimerFunds Legacy Program and
                                Shareholder Financial Services, Inc. (since December
                                2001); Assistant Counsel of the Manager (August 1994-
                                October 2003). An officer of 102 portfolios in the
                                OppenheimerFunds complex.

PHILLIP S. GILLESPIE,           Senior Vice President and Deputy General Counsel of
Assistant Secretary             OppenheimerFunds, Inc. (since September 2004); First Vice
(since 2004)                    President (2000-September 2004), Director (2000-September
Age: 43                         2004) and Vice President (1998-2000) of Merrill Lynch
                                Investment Management. An officer of 102 portfolios in the
                                OppenheimerFunds complex.

THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE TRUST'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                  25 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST



ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, are audit committee financial experts and that Messrs. Cameron and Bowen are "independent" for purposes of this Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $18,000 in fiscal 2007 and $11,000 in fiscal 2006.

(b)  Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(c)  Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)  All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees for fiscal 2007 and $978 in fiscal 2006.

The principal accountant for the audit of the registrant's annual financial statements billed $12,000 for fiscal 2007 and no such fees for fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such fees include compliance reviews and professional services for 22c-2 program.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

     The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

     Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

     (2) 100%

(f)  Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $12,000 in fiscal 2007 and $978 in fiscal 2006 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)

     No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)  (1) Exhibit attached hereto.

     (2) Exhibits attached hereto.

     (3) Not applicable.

(b) Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial California Tax Exempt Trust

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/08/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/08/2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/08/2007